Stock-Based Compensation - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Feb. 21, 2021	Jan. 31, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under the plan									3,500,000
Number of Shares Available for Grant				0
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				60 days
Total grant date fair value of options that vested		$ 5,500,000
Aggregate intrinsic value of options exercised	$ 73,885,000			$ 57,573,000		$ 73,885,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						9,922,446
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 5.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	23,708,957			21,845,756		23,708,957	15,925,992
stock-based compensation expense			$ 7,300,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 42,700,000			$ 34,900,000		$ 42,700,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 7 months 6 days			2 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 125,429,000			$ 78,980,000		$ 125,429,000	$ 52,909,000
Share-based Payment Arrangement, Plan Modification, Incremental Cost				$ 1,100,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				2 years
Secondary Sale of Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
stock-based compensation expense								$ 7,300,000
Sale of Stock, Number of Shares Issued in Transaction						0	0
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
stock-based compensation expense				$ 4,500,000	$ 3,500,000	$ 14,600,000	$ 7,800,000	$ 12,000,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				0	0	9,375	1,170,448
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
weighted-average grant date fair value of options granted				$ 4.48		$ 4.39	$ 2.44	$ 2.12
Total grant date fair value of options that vested				$ 4,400,000	$ 2,400,000	$ 13,300,000	$ 5,900,000	$ 3,900,000
Aggregate intrinsic value of options exercised	$ 4,300,000			400,000	$ 1,200,000	$ 4,300,000	9,900,000	$ 900,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Available for Grant	1,432,910					1,432,910
Stock Repurchased During Period, Value				$ 32,000		$ 200,000	$ 2,000,000
MarketBased Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement.		100.00%
Total grant date fair value of options that vested		$ 5,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		864,910
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 4.43
PerformanceBased Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
weighted-average grant date fair value of options granted				$ 7.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				1,802,790		1,521,711
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 8.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,511,191					1,511,191
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 13,000,000					$ 13,000,000
2016 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under the plan	31,745,219			31,745,219		31,745,219	31,745,219
Number of Shares Available for Grant	910,660			1,469,486		910,660	10,719,708
Two thousand Equity incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding voting stock to stockholders	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	60 days
Percentage of the fair value per share of the Company's common stock on the date of grant	100.00%
Percentage of the fair value on the date of grant and the option is not exercisable	110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Two thousand Equity incentive plan [Member] | First Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement.	25.00%
Two thousand Equity incentive plan [Member] | Third Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement.	75.00%
Two thousand Equity incentive plan [Member] | Fourth Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement.	6.25%